STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.0%
Automobiles & Components - .1%
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	1,343,000	[b,c]	967,433
Building Materials - ..2%
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	1,370,000	[b]	1,298,986
Chemicals - .4%
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,370,000	[b,d]	1,293,835
Kobe US Midco 2, Sr. Unscd. Notes		9.25	11/1/2026	1,146,000	[b,d]	1,114,731
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	1,660,000	[b]	1,311,808
					3,720,374
Collateralized Loan Obligations Debt - 3.0%
Arbour VII CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40%	EUR	6.40	3/15/2033	1,000,000	[b,e]	946,116
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	6.10	4/20/2032	1,450,000	[b,e]	1,379,266
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00%	EUR	7.00	11/25/2029	2,000,000	[b,e]	1,893,053
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		6.54	4/15/2031	2,900,000	[b,e]	2,496,216
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.60%		7.76	4/20/2031	1,000,000	[b,e]	932,379
Battalion XVI CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.75%		7.66	12/19/2032	2,000,000	[b,e]	1,879,242
CBAM CLO, Ser. 2021-14A, Cl. E, 3 Month LIBOR +6.50%		7.56	4/20/2034	1,500,000	[b,e]	1,348,044
CIFC Funding IV CLO, Ser. 2020-4A, Cl. E, 3 Month LIBOR +6.85%		7.89	1/15/2034	1,180,000	[b,e]	1,121,551
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	1,175,000	[b,e]	1,083,765
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		7.06	10/20/2031	2,000,000	[b,e]	1,766,012
KKR 26 CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		8.19	10/15/2034	1,000,000	[b,e]	914,494
KKR 27 CLO, Ser. 27A, CI. ER, 3 Month TSFR +6.50%		7.35	10/15/2032	2,000,000	[b,e]	1,764,068
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		7.06	4/19/2030	1,000,000	[b,e]	934,944
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		7.09	4/17/2031	2,000,000	[b,e]	1,699,098

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.0% (continued)
Collateralized Loan Obligations Debt - 3.0% (continued)
Sound Point XXXIII CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +6.70%		6.98	4/25/2035	2,000,000	[b,e]	1,752,216
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	6.00	1/17/2032	1,000,000	[b,e]	935,600
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		8.10	7/20/2032	2,840,000	[b,e]	2,564,747
					25,410,811
Consumer Discretionary - .8%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,141,470
NCL, Gtd. Notes		5.88	3/15/2026	1,865,000	[b]	1,683,545
NCL, Sr. Scd. Notes		5.88	2/15/2027	2,800,000	[b]	2,613,254
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	340,000	[b,c]	323,978
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,415,000		1,348,320
					7,110,567
Energy - .2%
CVR Energy, Gtd. Bonds		5.25	2/15/2025	2,000,000	[b]	1,969,760
Industrial - .2%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b,d]	1,604,797
Internet Software & Services - .3%
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	1,433,000	[b]	1,279,884
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	1,440,000	[b,c]	1,161,857
					2,441,741
Materials - .3%
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,000,000	[b]	922,036
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,286,000	[b]	1,245,170
					2,167,206
Media - .4%
DISH DBS, Gtd. Notes		5.88	11/15/2024	2,500,000		2,303,463
TEGNA, Gtd. Notes		5.00	9/15/2029	947,000		936,398
					3,239,861
Retailing - .4%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,975,000	[b,d]	1,593,502
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	2,000,000	[b]	1,648,500
					3,242,002
Technology Hardware & Equipment - .1%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,100,000	[b]	1,122,665
Telecommunication Services - .3%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	1,321,000	[b]	1,148,425
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	1,500,000	[b]	1,441,433
					2,589,858

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.0% (continued)
Utilities - .3%
Vistra, Jr. Sub. Notes	7.00	12/15/2026	2,160,000	[b,f]	2,075,188
Total Bonds and Notes (cost $66,481,982)			58,961,249

Floating Rate Loan Interests - 86.5%
Advertising - 3.2%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%	4.31	9/29/2024	2,654,258	[e]	2,609,468
ABG Intermediate Holdings 2, First Lien Tranche B-1 Term Loan, 3 Month Term SOFR +3.50%	4.00	12/21/2028	851,729	[e]	818,725
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 3 Month Term SOFR +6.00%	6.50	12/20/2029	1,540,000	[e]	1,478,400
Advantage Sales & Marketing, Term Loan B-1, 3 Month LIBOR +4.50%	5.56	10/28/2027	2,856,487	[e]	2,670,459
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%	4.74	8/21/2026	4,456,262	[e]	4,087,706
Dotdash Meredith, Term Loan B, 3 Month Term SOFR +4.00%	4.87	12/1/2028	4,058,863	[e]	3,896,509
Polyconcept North America Holdings, Initial Term Loan, 3 Month Term SOFR +5.50%	6.81	5/12/2029	2,500,000	[e]	2,431,250
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%	4.56	11/8/2024	2,954,904	[e]	2,862,563
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%	5.51	12/4/2026	2,236,599	[e]	2,116,382
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%	4.56	12/17/2026	4,431,633	[e]	4,265,447
				27,236,909
Aerospace & Defense - .6%
Propulsion BC Finco, Term Loan, 1 Month Term SOFR +4.00%	4.78	2/10/2029	4,508,332	[e]	4,395,624
TransDigm, Tranche Refinancing Term Loan F, 1 Month LIBOR +2.25%	3.31	12/9/2025	1,000,000	[e]	976,445
				5,372,069
Airlines - 1.2%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%	5.81	4/20/2028	5,660,455	[e]	5,657,625
Mileage Plus Holdings, Initial Term Loan, 3 Month LIBOR +5.25%	6.25	6/20/2027	4,800,000	[e]	4,882,992
				10,540,617

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Automobiles & Components - .5%
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 1 Month LIBOR +3.25%		4.01	4/30/2026	1,584,649	[e]	1,526,841
Clarios Global, First Lien Amendment No. 1 Euro Term Loan, 1 Month EURIBOR +3.25%	EUR	3.25	4/30/2026	3,025,755	[e]	3,059,995
					4,586,836
Beverage Products - .2%
Naked Juice, Term Loan, 1 Month LIBOR +3.25%		4.23	1/24/2029	2,000,000	[e]	1,962,500
Building Materials - 1.1%
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		4.12	4/12/2028	5,198,514	[e]	4,659,168
CP Atlas Buyer, Term Loan B, 3 Month LIBOR +3.75%		4.81	11/23/2027	4,906	[e]	4,477
Tamko Building Products, Initial Term Loan, 1-3 Month LIBOR +3.00%		4.01	5/31/2026	1,979,384	[e]	1,914,223
Watlow Electric Manufacturing, Term Loan B, 3 Month LIBOR +3.75%		4.51	3/2/2028	2,901,264	[e]	2,799,735
					9,377,603
Chemicals - 2.8%
Albaugh, Term Loan B, 1 Month Term SOFR +3.75%		4.75	4/6/2029	3,957,529	[e]	3,858,591
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 6 Month LIBOR +3.75%		4.97	11/24/2027	2,200,211	[e]	2,105,789
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.31	11/1/2028	2,970,000	[e]	2,828,925
Herens US Holdco, USD Facility Term Loan B, 1 Month LIBOR +4.00%		5.01	7/2/2028	2,397,658	[e]	2,237,315
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.51	9/30/2027	4,013,447	[e]	3,893,043
Natgasoline, Initial Term Loan, 1 Month LIBOR +3.50%		4.56	11/14/2025	3,439,879	[e]	3,371,081
Olympus Water US Holding, Initial Dollar Term Loan, 3 Month LIBOR +3.75%		4.81	11/9/2028	2,155,980	[e]	2,060,319
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		5.59	10/16/2025	3,054,519	[e]	2,939,975
					23,295,038
Commercial & Professional Services - 9.0%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.50%		4.93	8/12/2028	2,190,098	[e]	2,142,200

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Commercial & Professional Services - 9.0% (continued)
Albion Acquisitions, Term Loan B, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	2,000,000	[e]	2,108,731
Albion Acquisitions, Term Loan B, 3 Month LIBOR +5.25%		5.75	7/31/2026	1,813,636	[e]	1,766,028
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		5.80	12/30/2027	3,042,375	[e]	2,894,059
APX Group, Initial Term Loan, 1 Month LIBOR +3.50% & 3 Month PRIME +3.50%		4.37	7/9/2028	3,289,484	[e]	3,146,079
Avis Budget Car Rental, Tranche Term Loan C, 1 Month Term SOFR +3.50%		4.63	3/16/2029	5,010,882	[e]	4,904,401
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.25	3/1/2025	3,933,932	[e]	3,515,224
BCP V Modular Services Holdings IV, Facility B Term Loan, 3 Month EURIBOR +4.50%	EUR	4.50	12/31/2028	1,500,000	[e]	1,521,363
Cast & Crew, First Lien Incremental Facility No. 2 Incremental Term Loan, 1 Month Term SOFR +3.75%		4.78	12/30/2028	187,739	[e]	183,515
Cast & Crew, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.56	2/7/2026	2,250,748	[e]	2,196,730
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%		4.51	11/26/2026	4,435,592	[e]	4,354,643
EAB Global, Term Loan, 1-3 Month LIBOR +3.50%		3.50	8/16/2028	5,082,263	[e]	4,885,325
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.10	1/31/2024	2,405,803	[e]	2,375,731
Element Materials Technology, Delayed Draw Term Loan, 1 Month LIBOR +4.25%		5.34	4/12/2029	817,667	[e]	789,048
Element Materials Technology, Term Loan, 1 Month LIBOR +4.25%		5.34	4/12/2029	1,771,611	[e]	1,709,605
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.76	7/19/2028	2,739,835	[e]	2,603,528
Ensemble RCM, Closing Date Term Loan, 3 Month LIBOR +3.75%		4.99	8/1/2026	2,948,590	[e]	2,909,521
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.51	5/23/2025	3,115,399	[e]	3,041,409
PECF USS Intermediate Holding, Initial Term Loan, 3 Month LIBOR +4.25%		5.31	12/15/2028	3,177,656	[e]	3,002,885
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,500,000	[e]	1,405,347

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Commercial & Professional Services - 9.0% (continued)
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.81	12/15/2028	3,349,150	[e]	3,235,413
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.31	7/8/2028	1,669,681	[e]	1,599,412
Safe Fleet Holdings, 2022 Initial Term Loan, 1 Month Term SOFR +4.00%		4.77	2/23/2029	2,479,592	[e]	2,380,408
Team Health Holdings, Extended Term Loan, 1 Month Term SOFR +5.25%		6.28	2/17/2027	3,153,057	[e]	2,769,440
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.25%		4.02	6/30/2028	1,946,346	[e]	1,881,270
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.25%		4.56	6/30/2028	369,583	[e]	357,226
Trans Union, 2021 Incremental Term Loan B-6, 1 Month LIBOR +2.00%		3.31	12/1/2028	2,034,679	[e]	1,989,662
Vaco Holdings, Initial Term Loan, 3 Month Term SOFR +5.00%		5.80	1/21/2029	2,609,849	[e]	2,544,603
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		5.06	8/27/2025	6,047,711	[e]	5,941,876
WP/AP Holdings, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	11/18/2028	2,000,000	[e]	2,073,293
					76,227,975
Consumer Discretionary - 6.1%
AI Aqua Merger Sub, Delayed Draw Term Loan, 1 Month Term SOFR +4.00%		4.98	7/30/2028	698,550	[e]	665,369
AI Aqua Merger Sub, Term Loan, 1 Month Term SOFR +4.00%		4.98	7/30/2028	3,073,621	[e]	2,927,624
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		6.30	2/10/2027	4,307,832	[e]	4,095,671
AP Gaming I, Term Loan B, 3 Month Term SOFR +4.00%		4.75	2/15/2029	4,126,472	[e]	3,968,284
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		4.56	7/20/2025	6,213,285	[e]	6,143,013
Carnival, 2021 Advance Incremental Term Loan B, 3 Month LIBOR +3.25%		4.00	10/18/2028	1,029,786	[e]	983,445
Carnival, EUR Senior Secured Term Loan B, 6 Month EURIBOR +3.75%	EUR	3.75	6/30/2025	1,484,887	[e]	1,551,976
Carnival, New Term Loan B, 3 Month LIBOR +3.00%		3.75	6/30/2025	1,518,377	[e]	1,468,559
Crown Finance US, Initial Term Loan B-1, 3 Month LIBOR +7.00%		7.00	5/23/2024	2,123,264	[d]	2,425,532

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Consumer Discretionary - 6.1% (continued)
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		5.31	12/12/2025	3,746,098	[e]	3,668,067
Fertitta Entertainment, Initial Term Loan B, 1 Month Term SOFR +4.00%		5.03	1/27/2029	2,500,000	[e]	2,400,288
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.93	11/1/2026	2,768,292	[e]	2,706,005
Scientific Games Holdings, Term Loan B-2, 1 Month Term SOFR +3.50%		4.47	4/4/2029	5,904,639	[e]	5,682,182
Scientific Games International, Initial Term B Loan, 1 Month Term SOFR +3.00%		3.88	4/14/2029	3,937,153	[e]	3,853,489
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.31	4/9/2028	3,549,034	[e]	3,389,327
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		5.06	1/25/2024	1,873,924	[e]	1,695,901
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.56	12/15/2024	3,992,871	[e]	3,811,934
					51,436,666
Consumer Staples - .5%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.81	12/22/2026	4,113,195	[e]	3,812,891
Diversified Financials - 2.8%
Apex Group Treasury, EUR Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	7/27/2028	1,500,000	[e]	1,572,080
Apex Group Treasury, Term Loan, 1 Month LIBOR +3.75%		4.64	7/27/2028	3,000,000	[e]	2,911,245
BHN Merger Sub, First Lien Term Loan, 1 Month LIBOR +3.00%		4.06	6/15/2025	4,327,225	[e]	4,154,136
Paysafe Holdings US, Term Loan Facility B-2, 1 Month EURIBOR +3.00%	EUR	3.00	6/24/2028	2,000,000	[e]	1,951,456
Russell Investments US, New 2025 Term Loan, 6 Month LIBOR +3.50%		5.00	5/30/2025	5,236,791	[e]	4,966,782
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		5.46	2/18/2027	3,771,567	[e]	3,689,083
VFH Parent, Initial Term Loan, 3 Month SOFR +3.00%		3.88	1/13/2029	4,250,000	[e]	4,111,875
					23,356,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Energy - 3.8%
AL GCX Holdings, Term Loan B, 1 Month LIBOR +3.75%	4.84	4/22/2029	2,393,447	[e]	2,350,066
CQP Holdco, Initial Term Loan, 3 Month LIBOR +3.75%	4.76	6/4/2028	5,951,353	[e]	5,803,610
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%	4.56	12/21/2028	4,691,180	[e]	4,558,654
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	5.31	7/18/2025	3,449,668	[e]	3,284,739
Lucid Energy Group II, First Lien Term Loan, 1 Month LIBOR +4.25%	5.26	11/24/2028	5,614,107	[e]	5,442,175
Oryx Midstream Services, Term Loan B, 3 Month LIBOR +3.25%	4.71	10/5/2028	3,052,350	[e]	2,962,443
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%	5.38	9/27/2024	5,095,015	[e]	5,029,722
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	6.75	6/21/2026	2,482,483	[e]	2,390,432
				31,821,841
Environmental Control - 1.1%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%	6.56	11/12/2026	2,216,257	[e]	2,191,324
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%	4.00	3/9/2028	3,254,080	[e]	3,092,401
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%	5.76	8/12/2028	4,127,511	[e]	4,050,120
				9,333,845
Food Products - 1.2%
BCPE North Star US Holdco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.01	6/10/2028	2,344,599	[e]	2,244,953
Primary Products Finance, Term Loan, 1 Month LIBOR +4.00%	4.50	4/1/2029	3,639,702	[e]	3,585,107
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.25	6/8/2028	4,868,925	[e]	4,701,555
				10,531,615
Food Service - .3%
TKC Holdings, Term Loan, 6 Month LIBOR +5.50%	7.00	5/14/2028	2,917,674	[e]	2,872,085
Health Care - 10.4%
Agiliti Health, Amendment No. 2 Term Loan, 1 Month LIBOR +2.75%	3.56	1/4/2026	164,731	[e]	160,201

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Health Care - 10.4% (continued)
Agiliti Health, Term Loan, 1 Month LIBOR +2.75%		3.56	1/4/2026	4,552,589	[e]	4,438,774
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.51	4/21/2024	2,923,547	[e]	2,661,656
Albany Molecular Research, Term Loan, 1-3 Month LIBOR +3.75%		4.99	8/30/2026	3,991,034	[e]	3,853,423
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		5.58	2/21/2026	4,905,602	[e]	4,608,224
CAB SELARL, Facility Term Loan B, 6 Month EURIBOR +3.00%	EUR	3.00	2/9/2028	1,500,000	[e]	1,521,089
Diaverum Holding, Facility Term Loan B, 3 Month EURIBOR +3.25%	EUR	3.25	7/31/2024	2,000,000	[e]	2,036,224
Electron Bidco, Initial Term Loan, 1 Month LIBOR +3.25%		4.06	11/1/2028	3,961,428	[e]	3,833,672
eResearchTechnology, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		5.56	2/4/2027	2,971,496	[e]	2,871,743
Financiere Mendel, Term Loan, 6 Month EURIBOR +4.25%	EUR	4.25	4/12/2026	3,000,000	[e]	3,175,641
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		5.01	10/1/2027	4,105,569	[e]	4,023,458
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.25%		5.25	10/2/2025	3,258,750	[e]	3,114,143
Inovie, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	12/15/2028	1,500,000	[e]	1,549,439
LifePoint Health, First Lien Term Loan B, 1 Month LIBOR +3.75%		4.81	11/16/2025	2,916,572	[e]	2,822,309
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.31	8/31/2026	3,859,791	[e]	3,635,132
Medline Borrower, Initial Dollar Term Loan, 1 Month LIBOR +3.25%		4.31	10/21/2028	2,955,475	[e]	2,859,422
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.69	4/22/2027	5,349,575	[e]	4,654,130
Organon & Co., Senior Secured Dollar Term Loan, 6 Month LIBOR +3.00%		3.56	6/2/2028	4,218,371	[e]	4,126,980
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.00%		4.58	6/30/2025	1,000,000	[e]	994,765
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		4.76	3/31/2027	3,015,012	[e]	2,888,141
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.56	2/15/2025	1,253,524	[e]	1,211,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Health Care - 10.4% (continued)
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		7.31	2/15/2026	1,488,652	[e]	1,463,844
Phoenix Newco, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.31	11/15/2028	3,873,057	[e]	3,758,686
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		6.08	6/20/2026	3,484,834	[e]	3,319,304
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.24	4/28/2028	3,263,649	[e]	3,154,872
Sharp Midco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.01	1/20/2029	3,937,329	[e]	3,829,052
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.60	8/31/2026	4,798,260	[e]	4,609,664
Upstream Newco, August 2021 Incremental Term Loan, 1 Month LIBOR +4.25%		5.40	11/20/2026	2,643,128	[e]	2,504,377
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.01	1/8/2027	4,345,725	[e]	4,200,882
					87,880,465
Industrial - 2.9%
KP Germany Erste GmbH, Facility Term Loan B, 6 Month EURIBOR +4.75%	EUR	4.75	2/9/2026	2,000,000	[e]	1,927,559
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		4.31	6/22/2028	2,624,176	[e]	2,460,165
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	267,959	[e]	259,715
Pro Mach Group, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	3,895,072	[e]	3,775,240
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.49	7/18/2025	2,365,479	[e]	2,123,018
Restaurant Technologies, Initial Term Loan, 3 Month Term SOFR +4.25%		4.90	3/17/2029	3,973,043	[e]	3,891,119
SPX FLOW, Term Loan, 1 Month Term SOFR +4.50%		5.63	4/5/2029	3,379,741	[e]	3,191,760
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.35	3/28/2025	1,969,421	[e]	1,894,091
TK Elevator Midco GmbH, Term Loan, 3 Month EURIBOR +3.63%	EUR	3.63	7/31/2027	2,000,000	[e]	2,045,113

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Industrial - 2.9% (continued)
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.01	3/8/2025	2,976,000	[e]	2,845,800
				24,413,580
Information Technology - 9.8%
Aristocrat Technologies, Term Loan B, 1 Month LIBOR +2.25%	3.28	5/5/2029	2,464,387	[e]	2,425,265
Ascend Learning, Initial Term Loan, 1 Month LIBOR +3.50%	4.56	12/10/2028	2,547,158	[e]	2,430,944
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%	4.81	10/2/2025	4,633,384	[e]	4,459,655
Cornerstone Ondemand, Initial Term Loan, 3 Month LIBOR +3.75%	4.51	10/15/2028	4,494,795	[e]	4,273,786
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%	5.31	12/16/2025	2,966,148	[e]	2,840,087
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	5.06	10/16/2026	4,860,528	[e]	4,757,242
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	8.06	2/16/2029	1,000,000	[e]	985,000
DTI Holdco, Initial Term Loan, 3 Month Term SOFR +4.75%	5.72	4/26/2029	3,400,000	[e]	3,213,425
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +3.25%	4.27	2/8/2026	4,335,270	[e]	4,216,592
ECL Entertainment, Term Loan B, 3 Month LIBOR +7.50%	8.56	4/30/2028	1,766,650	[e]	1,746,775
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%	4.51	11/4/2028	3,840,000	[e]	3,746,745
Finastra USA, First Lien Dollar Term Loan, 6 Month LIBOR +3.50%	4.74	6/13/2024	3,939,201	[e]	3,724,732
Finthrive Software Intermediate, Term Loan, 6 Month LIBOR +4.00%	4.50	12/17/2028	4,148,830	[e]	4,003,621
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	5.06	12/1/2027	5,268,842	[e]	5,132,879
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.56	7/1/2024	4,937,462	[e]	4,832,541
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%	4.85	12/1/2027	348,841	[e]	317,154
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	12/1/2027	3,715,521	[e]	3,397,974

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Information Technology - 9.8% (continued)
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.69	10/15/2028	3,138,564	[e]	2,989,969
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%	7.44	10/15/2029	784,615	[e]	764,145
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.85%	5.92	4/20/2029	4,250,000	[e]	4,140,222
Polaris Newco, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%	4.76	6/4/2028	3,890,879	[e]	3,724,077
Thoughtworks, Initial Term Loan, 1 Month LIBOR +2.75%	3.81	3/26/2028	4,653,659	[e]	4,551,278
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	4.81	7/3/2026	3,551,622	[e]	3,502,788
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.76	5/3/2026	6,783,098	[e]	6,616,912
				82,793,808
Insurance - 3.4%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	4.37	11/12/2027	4,265,303	[e]	4,122,863
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	6.31	1/15/2029	3,004,663	[e]	2,704,197
Asurion, New Term Loan B-8, 1 Month LIBOR +3.25%	4.31	12/23/2026	4,805,609	[e]	4,561,124
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	6.31	2/3/2028	5,717,585	[e]	5,154,174
HUB International, Incremental Term Loan B-3, 3 Month LIBOR +3.25%	4.35	4/25/2025	4,534,316	[e]	4,402,707
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	5.56	2/28/2025	4,125,433	[e]	4,051,299
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	4.81	9/3/2026	2,753,289	[e]	2,668,240
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.31	9/3/2026	124,914	[e]	122,728
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	4.31	12/31/2025	966,687	[e]	928,020
				28,715,352
Internet Software & Services - 2.2%
Eagle Broadband Investments, Initial Term Loan, 3 Month LIBOR +3.00%	3.75	11/12/2027	4,161,379	[e]	4,041,739

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Internet Software & Services - 2.2% (continued)
Endure Digital, Initial Term Loan, 3 Month LIBOR +3.50%		4.25	2/10/2028	5,280,100	[e]	4,989,694
ION Trading Finance, Initial Dollar Term Loan, 1 Month LIBOR +4.75%		5.81	4/1/2028	2,838,550	[e]	2,729,067
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%		4.82	8/31/2028	3,657,102	[e]	3,520,546
Weddingwire, Ammendment No. 3 Term Loan, 1 Month Term SOFR +4.50%		5.63	12/21/2025	3,698,933	[e]	3,634,202
					18,915,248
Materials - 4.2%
Berlin Packaging, Tranche Term Loan B-5, 1 Month LIBOR +3.75%		4.76	3/11/2028	1,788,671	[e]	1,707,858
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		4.51	12/1/2027	2,190,949	[e]	2,119,743
Clydesdale Acquisition, Term Loan, 1 Month Term SOFR +4.25%		5.38	4/13/2029	3,285,417	[e]	3,137,573
Grinding Media, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.80	10/12/2028	4,902,957	[e]	4,676,195
Kouti, Term Loan, 3 Month EURIBOR +3.75%	EUR	3.75	8/31/2028	3,359,000	[e]	3,417,314
LABL, Initial Dollar Term Loan, 3 Month LIBOR +5.00%		6.06	10/29/2028	4,339,125	[e]	4,100,473
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%		4.75	6/28/2028	3,119,801	[e]	3,037,906
Mauser Packaging Solutions, Initial Term Loan, 3 Month LIBOR +3.25%		4.05	4/3/2024	4,225,348	[e]	4,075,961
Pretium PKG Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.97	10/1/2028	558,567	[e]	522,087
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +3.75%		4.71	11/3/2025	5,002,096	[e]	4,789,507
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	2,687,901	[e]	2,419,111
Valcour Packaging, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		8.47	9/30/2029	1,720,000	[e]	1,530,800
					35,534,528
Media - 4.9%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		4.55	3/1/2025	4,013,647	[e]	3,933,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Media - 4.9% (continued)
Charter Communications Operating, Term Loan B2, 1 Month LIBOR +1.75%	2.77	2/1/2027	4,000,000	[e]	3,930,360
CSC Holdings, 2017 Refinancing Term Loan, 1 Month LIBOR +2.25%	3.12	7/17/2025	7,508,065	[e]	7,164,721
DIRECTV Financing, Closing Date Term Loan, 1 Month LIBOR +5.00%	6.06	8/2/2027	5,949,429	[e]	5,774,665
E.W. Scripps, Tranche Term Loan B-3, 1 Month LIBOR +3.00%	4.06	1/7/2028	4,491,004	[e]	4,389,238
Gray Television, Term Loan D, 3 Month LIBOR +3.00%	4.06	12/1/2028	4,000,000	[e]	3,900,000
Radiate Holdco, Amendment No. 6 New Term Loan, 1 Month LIBOR +3.25%	4.31	9/25/2026	5,851,006	[e]	5,688,553
Sinclair Television Group, Term Loan B4, 1 Month Term SOFR +3.75%	4.42	4/13/2029	3,044,776	[e]	2,904,899
Virgin Media Bristol, Term Loan B, 1 Month LIBOR +3.25%	4.31	1/31/2029	3,500,000	[e]	3,442,040
				41,127,850
Retailing - 3.4%
Great Outdoors Group, Term Loan B-2, 1 Month LIBOR +3.75%	4.81	3/5/2028	7,080,398	[e]	6,744,964
LBM Acquisition, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.81	12/18/2027	1,481,592	[e]	1,358,620
LS Group OpCo Acquistion, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	11/2/2027	2,186,604	[e]	2,114,184
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.22	12/28/2027	1,919,867	[e]	1,770,214
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%	4.50	2/12/2028	2,392,322	[e]	2,255,362
SRS Distribution, 2021 Refinancing Term Loan, 3 Month LIBOR +3.75%	4.02	6/4/2028	2,858,658	[e]	2,719,298
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	6.29	4/12/2026	4,449,013	[e]	4,081,969
The Michaels Companies, Term Loan B, 1 Month LIBOR +4.25%	5.14	4/15/2028	1,000,000	[e]	866,095
White Cap Buyer, Initial Closing Date Term Loan, 1 Month Term SOFR +3.75%	4.78	10/19/2027	2,865,999	[e]	2,746,745

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Retailing - 3.4% (continued)
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.68	12/21/2027	4,409,475	[e]	4,233,096
					28,890,547
Semiconductors & Semiconductor Equipment - 1.5%
Entegris, Term Loan B, 1 Month LIBOR +3.00%		3.80	3/2/2029	2,812,500	[e]	2,782,617
MKS Instruments, Term Loan B2, 1 Month LIBOR +2.75%		3.84	4/11/2029	2,989,525	[e]	2,955,892
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		7.74	4/30/2026	2,990,758	[e]	2,871,127
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%		4.81	8/27/2025	4,168,793	[e]	4,123,853
					12,733,489
Technology Hardware & Equipment - 3.7%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		5.32	2/27/2025	1,882,247	[e]	1,816,961
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.82	5/25/2028	3,960,649	[e]	3,789,034
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%		5.82	5/25/2028	805,556	[e]	770,651
Marnix SAS, Additional Term Loan B, 3 Month SOFR +4.00%		4.53	8/2/2028	1,584,873	[e]	1,562,090
Marnix SAS, Facility Term Loan B, 3 Month EURIBOR +3.00%	EUR	3.50	11/19/2026	2,000,000	[e]	2,031,833
Mcafee, Tranche Term Loan B-1, 1 Month Term SOFR +4.00%		4.84	3/1/2029	5,905,615	[e]	5,625,128
Mcafee, Tranche Term Loan B-2, 3 Month EURIBOR +4.25%	EUR	4.25	3/1/2029	1,000,000	[e]	1,034,768
Peraton, First Lien Term Loan B, 1 Month LIBOR +3.75%		4.81	2/1/2028	3,430,551	[e]	3,335,353
Sitel Worldwide, Initial Dollar Term Loan, 3 Month LIBOR +3.75%		4.81	8/27/2028	1,982,019	[e]	1,934,946
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%		4.11	3/5/2027	4,387,620	[e]	4,252,855
Tempo Acquisition, Additional Initial Term B-1 Loan, 1 Month Term SOFR +3.00%		4.03	8/31/2028	4,282,479	[e]	4,192,825
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.52	8/20/2025	1,534,181	[e]	1,379,482
					31,725,926
Telecommunication Services - 3.7%
Altice France, USD TLB-13 Incremental Term Loan, 3 Month LIBOR +4.00%		5.41	8/14/2026	6,737,267	[e]	6,368,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.5% (continued)
Telecommunication Services - 3.7% (continued)
CCI Buyer, First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	4.75	12/17/2027	6,250,147	[e]	6,013,829
Cincinnati Bell, Term Loan B-2, 3 Month Term SOFR +3.35%	4.05	11/23/2028	3,557,737	[e]	3,465,449
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	4.31	4/4/2026	2,479,592	[e]	2,361,811
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.56	12/12/2026	4,340,670	[e]	4,177,894
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +4.75%	5.55	4/27/2027	1,994,696	[e]	1,944,828
Iridium Satellite, Term Loan B2, 1 Month LIBOR +2.50%	3.56	11/4/2026	5,488,550	[e]	5,351,336
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.06	10/10/2024	1,866,805	[e]	1,681,077
				31,365,063
Transportation - 1.2%
First Student Bidco, Initial Term Loan B, 3 Month LIBOR +3.00%	3.98	7/21/2028	3,244,167	[e]	3,061,683
First Student Bidco, Initial Term Loan C, 3 Month LIBOR +3.00%	3.98	7/21/2028	1,199,837	[e]	1,132,346
OLA Netherlands, Term Loan, 3 Month Term SOFR +6.25%	7.00	12/3/2026	2,865,156	[e]	2,618,036
Worldwide Express, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	5.26	7/26/2028	3,638,536	[e]	3,405,925
				10,217,990
Utilities - .8%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	2,259,994	[e]	2,153,831
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.76	10/2/2025	2,877,858	[e]	2,066,130
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.51	10/1/2027	3,025,191	[e]	2,879,815
				7,099,776
Total Floating Rate Loan Interests (cost $760,045,529)			733,178,769
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft (cost $369,410)			34,850	[g]	204,221

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
Invesco Senior Loan ETF			96,910	[c]	2,041,894

Description				Value ($)
Exchange-Traded Funds - .5% (continued)
Registered Investment Companies - .5% (continued)
SPDR Blackstone Senior Loan ETF		57,870	[c]	2,489,567
Total Exchange-Traded Funds (cost $4,730,014)		4,531,461
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 10.7%
Registered Investment Companies - 10.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $90,419,930)	0.80	90,419,930	[h]	90,419,930

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,010,070)	0.80	7,010,070	[h]	7,010,070
Total Investments (cost $929,056,935)		105.5%	894,305,700
Liabilities, Less Cash and Receivables		(5.5%)	(46,625,319)
Net Assets		100.0%	847,680,381

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $54,373,068 or 6.41% of net assets.

c Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $6,054,195 and the value of the collateral was $7,013,462, consisting of cash collateral of $7,010,070 and U.S. Government & Agency securities valued at $3,392. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

May 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
Euro	4,500,000	United States Dollar	4,826,115	6/27/2022	12,065
United States Dollar	51,901,073	Euro	48,630,000	6/27/2022	(383,528)
Gross Unrealized Appreciation					12,065
Gross Unrealized Depreciation					(383,528)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	25,410,811	-	25,410,811
Corporate Bonds	-	33,550,438	-	33,550,438
Equity Securities - Common Stocks	204,221	-	-	204,221
Exchange-Traded Funds	4,531,461	-	-	4,531,461
Floating Rate Loan Interests	-	733,178,769	-	733,178,769
Investment Companies	97,430,000	-	-	97,430,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	12,065	-	12,065
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(383,528)	-	(383,528)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2022, accumulated net unrealized depreciation on investments was $34,751,235, consisting of $519,979 gross unrealized appreciation and $35,271,214 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.